INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Assets	$ 1,024,702	$ 962,537	$ 858,762
Liabilities	900,751	843,284	754,547
Equity	105,202	102,607	91,669
Net income for the year	18,749	16,646	12,546
Centro de Compensacion Automatizado S.A. [Member]
Disclosure of associates [line items]
Assets	7,073	6,871	5,508
Liabilities	1,480	2,174	1,523
Equity	4,677	3,989	3,241
Net income for the year	916	708	744
Redbanc S.A. [Member]
Disclosure of associates [line items]
Assets	20,825	21,235	19,927
Liabilities	12,469	13,751	13,505
Equity	7,505	6,428	5,307
Net income for the year	851	1,056	1,115
Transbank S.A. [Member]
Disclosure of associates [line items]
Assets	904,558	822,487	710,475
Liabilities	835,200	765,683	660,957
Equity	56,888	48,709	44,309
Net income for the year	12,470	8,095	5,209
Sociedad Interbancaria de Deposito de Valores S.A. [Member]
Disclosure of associates [line items]
Assets	4,392	3,720	3,204
Liabilities	230	60	103
Equity	3,400	2,858	2,435
Net income for the year	762	802	666
Sociedad Nexus S.A. [Member]
Disclosure of associates [line items]
Assets	35	32,669	30,038
Liabilities	18	18,888	19,229
Equity	14	10,354	8,898
Net income for the year	3	3,427	1,911
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Disclosure of associates [line items]
Assets	25,273	17,913	29,258
Liabilities	13,313	6,414	18,258
Equity	11,506	10,963	9,906
Net income for the year	454	536	1,094
Administrador Financiero del Transantiago S.A. [Member]
Disclosure of associates [line items]
Assets	55,818	51,304	54,253
Liabilities	37,419	35,814	40,345
Equity	15,490	13,907	12,758
Net income for the year	2,909	1,583	1,150
Camara de Compensacion de Alto Valor S.A. [Member]
Disclosure of associates [line items]
Assets	6,728	6,338	6,099
Liabilities	622	500	627
Equity	5,722	5,399	4,815
Net income for the year	$ 384	$ 439	$ 657